Related Party Transactions - Founder shares (Details)		1 Months Ended			2 Months Ended	12 Months Ended
	Nov. 24, 2020 $ / shares shares	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 shares	Aug. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 D $ / shares shares	Sep. 30, 2024 $ / shares shares	Aug. 18, 2023 shares	Aug. 17, 2023 shares	Dec. 31, 2022 $ / shares shares	Nov. 03, 2020 shares
Related Party Transactions
Common stock, par value | $ / shares							$ 0.0001
Common stock, shares outstanding after conversion							16,602,460
Kingswood Acquisition Corp
Related Party Transactions
Grants in period		270,000	270,000		270,000
Grant date fair value per share | $ / shares					$ 6.19
Grant date fair value | $					$ 1,671,300
Aggregate amount paid | $					218,000
Unrecognized share based compensation expense | $		$ 1,453,300			$ 1,453,300
Kingswood Acquisition Corp | Over-allotment option
Related Party Transactions
Share price | $ / shares	$ 10
Kingswood Acquisition Corp | Class A common stock
Related Party Transactions
Common stock, par value | $ / shares						$ 0.0001				$ 0.0001
Common stock, shares outstanding after conversion						3,193,083		3,193,083	3,203,049
Kingswood Acquisition Corp | Class A common stock | Sponsor | Founder Shares
Related Party Transactions
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Kingswood Acquisition Corp | Class B common stock
Related Party Transactions
Common stock, par value | $ / shares						$ 0.0001				$ 0.0001
Common stock, shares outstanding after conversion						270,000		270,000	270,000	2,875,000
Kingswood Acquisition Corp | Class B common stock | Founder Shares | Over-allotment option
Related Party Transactions
Maximum shares subject to forfeiture	375,000
Shares no longer subject to forfeiture	375,000
Kingswood Acquisition Corp | Class B common stock | Sponsor | Founder Shares
Related Party Transactions
Aggregate purchase price | $				$ 25,000
Share price | $ / shares				$ 0.006
Number of shares issued				4,312,500
Common stock, par value | $ / shares				$ 0.0001
Number of shares forfeited											1,437,500
Common stock, shares outstanding after conversion											2,875,000